Finance expense	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements [Abstract]
Finance expense [Text Block]

15. Finance expense

The following is a summary of finance expenses incurred by the Company during the years ended December 31, 2020 and 2019.

	Year ended December 31,
	2020	2019
	$	$
Fair value adjustment on redeemable preference shares (note 7(a))	—	(35,626)
Interest on lease liability (note 9)	(35)	(12)
Other	(10)	(12)
Total finance expense	(45)	(35,650)